PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Impairment loss of property and equipment, net	$ 4,106
Depreciation expenses	9,256	$ 10,091	$ 9,162
Depreciated cost	81,963	90,893
Equipment Leased To Others [Member]
Property, Plant and Equipment [Line Items]
Impairment loss of property and equipment, net	4,030
Computers, Software And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment loss of property and equipment, net	76
Assets under capital leases [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	225	110	$ 0
Depreciated cost	$ 787	$ 986